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                         SHEARMAN & STERLING LLP (LOGO)
                              (CHINESE CHARACTERS)
        12TH FLOOR EAST TOWER | TWIN TOWERS | B-12 JIANGUOMENWAI DAJIE |
                                BEIJING | 100022
           WWW.SHEARMAN.COM | T +86.10.5922.8000 | F +86.10.6563.6000

RESIDENT PARTNERS
Lee Edwards
Alan D. Seem
Admitted in New York

alan.seem@shearman.com                                         November 26, 2007
(8610) 5922-8002



Mr. Paul M. Dudek
Chief, Office of International Corporate Finance
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


                      Re: Solarfun Power Holdings Co., Ltd.

Dear Mr. Dudek:

     On behalf of Solarfun Power Holdings Co., Ltd. ("Solarfun"), a company organized under the laws of the Cayman Islands, we are transmitting herewith for filing on EDGAR with the Securities and Exchange Commission Solarfun's registration statement on Form F-1 (the "Registration Statement") relating to Solarfun's proposed sale of American depositary shares.

     Please let us know at your earliest convenience whether the Staff intends to review the Registration Statement so that Solarfun can plan for this proposed offering accordingly. If you have any questions regarding this filing, you may reach me by telephone at my office in Beijing, China at (8610) 5922-8002 or on my cell phone at (86) 1391-012-7951.

                                            Sincerely yours,

                                            /s/ Alan Seem
                                            Alan Seem


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SHEARMAN & STERLING LLP IS A LIMITED LIABILITY PARTNERSHIP ORGANIZED IN THE
UNITED STATES UNDER THE LAWS OF THE STATE OF DELAWARE, WHICH LAWS LIMIT THE PERSONAL LIABILITY OF PARTNERS.

cc:  Yonghua Lu -- Chairman
     Hanfei Wang -- Chief Executive Officer
     Amy  Jing Liu -- Chief Financial Officer
          Solarfun Power Holdings Co., Ltd.

     James C. Lin
          Davis Polk & Wardwell

     George Chan
          Ernst & Young Hua Ming